Restructuring, Impairment, and Plant Closing and Transition Costs (Tables)	3 Months Ended
Mar. 31, 2023
Restructuring and Related Activities [Abstract]
Schedule of Accrued Restructuring Costs
As of March 31, 2023 and December 31, 2022, current and non-current accrued restructuring costs by type of cost and year of initiative consisted of the following:

	Workforce reductions(1)	Other restructuring costs	Total(2) (3)
Accrued restructuring costs as of December 31, 2022	$8	$—	$8
2023 charges for 2018 and prior initiatives	—	3	3
2023 payments for 2018 and prior initiatives	—	(3)	(3)
2023 payments for 2020 initiatives	(3)	—	(3)
Accrued restructuring costs as of March 31, 2023	$5	$—	$5
Current portion of restructuring reserves	$3	$—	$3
Long-term portion of restructuring reserve	$2	$—	$2

(1)The total workforce reduction reserves of $5 million relate to the termination of 56 positions, of which 26 positions have been terminated but require future payment as of March 31, 2023.
(2)Accrued liabilities remaining at March 31, 2023 and December 31, 2022 by year of initiatives were as follows:

	March 31, 2023	December 31, 2022
2018 initiatives and prior	$4	$4
2020 initiatives	—	3
2022 initiatives	1	1
Total	$5	$8
(3)All total accrued restructuring costs as of March 31, 2023 and December 31, 2022 were related to the Titanium Dioxide segment.

Schedule of Accrued Liabilities by Year of Initiatives	Accrued liabilities remaining at March 31, 2023 and December 31, 2022 by year of initiatives were as follows:

	March 31, 2023	December 31, 2022
2018 initiatives and prior	$4	$4
2020 initiatives	—	3
2022 initiatives	1	1
Total	$5	$8

Schedule of Restructuring, Impairment and Plant Closing and Transition Costs	Details with respect to restructuring, impairment and plant closing and transition costs for the three months ended March 31, 2023 and 2022 are provided below:

	Three months ended March 31,
	2023	2022
Cash restructuring charges	$3	$5
Impairment of assets	5	—
Accelerated depreciation	—	2
Other plant closure costs	—	4
Total Restructuring, Impairment and Plant Closing and Transition Costs	$8	$11